Taxation (Details) - EUR (€) € in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Taxes [Abstract]
Tax expense	€ 11.2		€ 22.7	€ 20.6	€ 39.7
Applicable tax rate	2500.00%	1900.00%